Consolidated Statements of Shareholders' Equity (Deficiency) - CAD	Capital Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Beginning balance, Amount at Nov. 30, 2015	CAD 21,481,242	CAD 30,969,093	CAD 284,421	CAD (52,872,442)	CAD (137,686)
Beginning balance, Shares at Nov. 30, 2015	24,244,050
DSU's to non-management board members (Note 8)		8,051			8,051
Stock options to employees (Note 7)		660,109			660,109
Proceeds from ATM financing (Note 6), Amount	CAD 397,244				397,244
Proceeds from ATM financing (Note 6), Shares	193,043
Financing cost for shares issued (Note 6)	CAD (25,794)				(25,794)
Issuance of common shares on exercise of warrants (Note 9), Amount	CAD 262,463	(140,371)			CAD 122,092
Issuance of common shares on exercise of warrants (Note 9), Shares	58,139
Common shares issued for options exercised (Note 7), Shares					0
Modification of convertible debenture (Note 5)		83,101			CAD 83,101
Net loss				(2,120,040)	(2,120,040)
Ending Balance, Amount at Feb. 29, 2016	CAD 22,115,155	31,579,983	284,421	(54,992,482)	(1,012,923)
Ending Balance, Shares at Feb. 29, 2016	24,495,232
Beginning balance, Amount at Nov. 30, 2016	CAD 29,830,791	34,017,071	284,421	(63,016,019)	1,116,264
Beginning balance, Shares at Nov. 30, 2016	29,789,992
DSU's to non-management board members (Note 8)		7,261			7,261
Stock options to employees (Note 7)		822,925			822,925
Proceeds from ATM financing (Note 6), Amount	CAD 577,023				577,023
Proceeds from ATM financing (Note 6), Shares	221,358
Financing cost for shares issued (Note 6)	CAD (46,070)				(46,070)
Issuance of common shares on exercise of warrants (Note 9), Amount	CAD 352,351	(87,001)			265,350
Issuance of common shares on exercise of warrants (Note 9), Shares	137,487
Common shares issued for options exercised (Note 7), Amount	CAD 18,935	(6,470)			CAD 12,465
Common shares issued for options exercised (Note 7), Shares	7,000				7,000
Modification of convertible debenture (Note 5)		106,962			CAD 106,962
Net loss				(1,990,861)	(1,990,861)
Ending Balance, Amount at Feb. 28, 2017	CAD 30,733,030	CAD 34,860,748	CAD 284,421	CAD (65,006,880)	CAD 871,319
Ending Balance, Shares at Feb. 28, 2017	30,155,837